Summary of Activity in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance for Doubtful Accounts
Allowance For Doubtful Accounts Receivable [Line Items]
Balance at beginning of period	$ 35,100	$ 36,904	$ 35,171
Charged to costs and expenses	10,701	17,156	26,013
Customer accounts written off - net of recoveries	(20,195)	(18,960)	(24,280)
Balance at end of period	$ 25,606	$ 35,100	$ 36,904